Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 01, 2014	Jan. 01, 2015 MMBTU_day	Dec. 31, 2011	Jun. 30, 2010	Mar. 01, 2007
Commitments And Contingencies (Additional Textual) [Abstract]
Accrued liabilities	$ 2,092,000	$ 577,000	$ 1,469,000			$ 1,747,000
Amount per barrel of oil	0.25
Aggregate value of account required to cease fund	4,300,000
Restricted investment	2,700,000
Percentage of working interest under sinking fund trust agreement	51.75%
Additional quarterly payments							600,000
Maximum remaining obligation	8,700,000
Rent expense	10,800,000	8,300,000	5,000,000
Dubach [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Expansion of processing plant			70
Dubberly [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Payback demand fee received by the third party		110.00%
Payback demand quality per day				192,950
Payback of fee in excess of demand quantity				0.275
Subsequent Event [Member] | Dubberly [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Monthly demand quantity					249,700
December 31, 2016 [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Minimum balances attributable to net working interest	78,660,000
REO Sponsorship [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Supplemental bond for decommissioning liabilities trust agreement								90,000,000
Maximum [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Remaining obligation	$ 800,000